Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4:-     FAIR VALUE MEASUREMENTS

In accordance with ASC 820, derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The Company's financial liabilities and assets measured at fair value on a recurring basis, consisted of derivatives which were classified within Level 2 and amounted to $ 0 liability and a $ 17 liability as of December 31, 2014 and 2013, respectively.